Note 11 - Other Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Schedule of Other Assets [Table Text Block]
	December 31, 2012	September 30, 2012
Pre-paid expenses	$727,000	$520,000
Deposits	308,000	304,000
Investments in unaffiliated entity	157,000	157,000
Total	$1,192,000	$981,000

	September 30,
	2012	2011
Prepaid expenses	$520,000	$680,000
Deposits	304,000	88,000
Investments in unaffiliated entity	157,000	157,000
Deferred financing costs	-	26,000
Total	$981,000	$951,000